UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period:  November 30, 2013

Item 1. Schedule of Investments.

Collins Alternative Solutions Fund
Schedule of Investments
November 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 40.07%
Accommodation - 0.34%
Caesars Entertainment Corp. (a)	16,000	$327,040
Administrative and Support Services - 0.19%
Angie's List, Inc. (a)	14,297	186,147
Air Transportation - 0.36%
American Airlines Group, Inc. (a)	28,850	346,777
Amusement, Gambling, and Recreation Industries - 0.72%
Cedar Fair LP (b)	13,950	694,710
Beverage and Tobacco Product Manufacturing - 0.22%
Reynolds American, Inc. (b)	4,163	210,023
Broadcasting (except Internet) - 1.40%
Charter Communications, Inc. (a)(b)	5,100	689,010
Liberty Interactive Corp. (a)(b)	23,400	657,072
		1,346,082
Building Material and Garden Equipment and Supplies Dealers - 0.11%
Titan Machinery, Inc. (a)	5,700	101,517
Chemical Manufacturing - 1.78%
Abbott Laboratories (b)	5,841	223,068
Aptargroup, Inc. (b)	3,360	218,131
Ecolab, Inc. (b)	2,092	224,200
Endo Health Solutions, Inc. (a)(b)	5,080	341,325
Johnson & Johnson (b)	2,257	213,647
Merck & Co., Inc.	4,440	221,245
XenoPort, Inc. (a)	49,923	266,589
		1,708,205
Clothing and Clothing Accessories Stores - 2.18%
Abercrombie & Fitch Co.	1,700	58,276
Destination Maternity Corp.	3,000	91,620
Foot Locker, Inc. (b)	2,615	101,697
Francescas Holdings Corp. (a)	8,070	158,333
The Wet Seal, Inc. (a)(b)	504,290	1,679,286
		2,089,212
Computer and Electronic Product Manufacturing - 1.73%
Apple, Inc. (b)	286	159,036
Broadcom Corp.	7,150	190,834
Cirrus Logic, Inc. (a)	2,000	40,360
Cisco Systems, Inc. (b)	9,355	198,794
Harris Corp. (b)	3,445	222,237
Intel Corp.	3,170	75,573
Neonode, Inc. (a)	4,400	27,852
QUALCOMM, Inc. (b)	1,437	105,734
Silicon Motion Technology Corp. (a)(e)	5,585	83,384
Teradata Corp. (a)	2,610	119,120
Volcano Corp. (a)	15,200	346,104
Zynga, Inc. (a)(b)	21,229	92,346
		1,661,374

Credit Intermediation and Related Activities - 1.65%
Altisource Asset Management Corp. (a)(e)	555	409,551
Bank of America Corp. (b)	5,962	94,319
Bank of Montreal (b)(e)	3,074	214,411
Commerce Bancshares, Inc. (b)	4,817	217,361
DFC Global Corp. (a)(b)	7,310	73,173
Ezcorp, Inc. (a)(b)	4,954	57,863
Flagstar Bancorp, Inc. (a)	2,000	36,700
KKR Financial Holdings LLC (a)(b)	3,665	35,111
Ocwen Financial Corp. (a)(b)	1,005	56,943
PHH Corp. (a)	8,100	194,724
Stonegate Mortgage Corp. (a)	11,150	189,439
		1,579,595
Data Processing, Hosting and Related Services - 0.30%
Automatic Data Processing, Inc. (b)	2,684	214,774
HMS Holdings Corp. (a)	3,290	75,374
		290,148
Electrical Equipment, Appliance, and Component Manufacturing - 0.30%
Corning, Inc. (b)	4,733	80,839
Emerson Electric Co. (b)	3,121	209,076
		289,915
Electronics and Appliance Stores - 0.13%
Conn's, Inc. (a)	2,100	126,693
Fabricated Metal Product Manufacturing - 0.19%
Ball Corp. (b)	2,124	106,158
Crane Co. (b)	1,221	76,080
		182,238
Food Manufacturing - 0.64%
General Mills, Inc. (b)	4,078	205,653
Kellogg Co. (b)	3,342	202,659
McCormick & Co, Inc. (b)	2,960	204,240
		612,552
Food Services and Drinking Places - 0.67%
BJ's Restaurants, Inc. (a)	9,771	289,612
Bob Evans Farms, Inc.	2,800	155,652
McDonald's Corp. (b)	2,054	199,998
		645,262
Furniture and Related Product Manufacturing - 0.36%
Pier 1 Imports, Inc.	9,111	203,084
Select Comfort Corp. (a)	6,600	139,326
		342,410
Gasoline Stations - 0.07%
The Pantry, Inc. (a)(b)	4,636	66,712
General Merchandise Stores - 0.22%
Costco Wholesale Corp. (b)	1,706	213,984
Health and Personal Care Stores - 0.08%
Rite Aid Corp. (a)(b)	12,127	71,792
Heavy and Civil Engineering Construction - 0.12%
Fluor Corp.	1,467	114,147
Insurance Carriers and Related Activities - 2.29%
Aflac, Inc. (b)	3,327	220,813

Assured Guaranty Ltd. (e)	5,158	121,110
Brown & Brown, Inc. (b)	6,168	195,032
Hartford Financial Services Group, Inc. (b)	1,720	61,284
Hilltop Holdings, Inc. (a)(b)	14,350	340,239
Humana, Inc. (a)	721	74,977
ING US, Inc. (b)	20,130	703,342
MBIA, Inc. (a)(b)	4,414	56,896
MetLife, Inc.	1,510	78,807
Prudential Financial, Inc. (b)	293	26,007
UnitedHealth Group, Inc. (b)	1,911	142,331
WellPoint, Inc. (a)(b)	1,946	180,744
		2,201,582
Machinery Manufacturing - 0.77%
Blount International, Inc. (a)	3,580	51,874
ESCO Technologies, Inc.	3,770	128,406
Illinois Tool Works, Inc. (b)	2,682	213,434
Joy Global, Inc. (b)	2,531	143,154
Kulicke & Soffa Industries, Inc. (a)(b)	9,647	121,745
Lam Research Corp. (a)	1,610	83,897
		742,510
Management of Companies and Enterprises - 0.68%
EchoStar Corp. (a)(b)	13,000	650,650
Merchant Wholesalers, Durable Goods - 0.36%
Delphi Automotive PLC (b)(e)	1,150	67,332
Roundy's, Inc.	9,976	86,891
W.W. Grainger, Inc. (b)	753	194,214
		348,437
Merchant Wholesalers, Nondurable Goods - 1.01%
Crestwood Midstream Partners LP (b)	15,400	348,656
Sigma-Aldrich Corp. (b)	2,353	202,923
Sysco Corp. (b)	6,166	207,363
The Procter & Gamble Co. (b)	2,551	214,845
		973,787
Mining (except Oil and Gas) - 2.32%
Freeport-McMoRan Copper & Gold, Inc. (a)	3,262	113,159
Newmont Mining Corp. (b)	4,780	118,687
Silver Wheaton Corp. (b)(e)	1,500	31,410
Stillwater Mining Co. (a)(b)	174,784	1,962,824
		2,226,080
Miscellaneous Manufacturing - 1.59%
3M Co.	900	120,159
Coach, Inc. (b)	3,345	193,676
Orthofix International NV (a)	2,300	49,749
TearLab Corp. (a)	5,225	48,958
Vivus, Inc. (a)(b)	111,340	1,115,627
		1,528,169
Miscellaneous Store Retailers - 0.09%
Staples, Inc. (b)	5,630	87,434
Motion Picture and Sound Recording Industries - 0.20%
Time Warner, Inc.	2,980	195,816
Nonmetallic Mineral Product Manufacturing - 0.14%
Owens-Illinois, Inc. (a)	4,150	136,950

Nonstore Retailers - 5.65%
Crestwood Equity Partners LP (b)	22,000	338,360
Nutrisystem, Inc. (b)	179,394	3,530,474
Sotheby's (b)	1,671	85,656
ValueVision Media, Inc. (a)	255,170	1,469,779
		5,424,269
Nursing and Residential Care Facilities - 0.47%
Emeritus Corp. (a)(b)	20,204	454,792
Oil and Gas Extraction - 0.42%
Bill Barrett Corp. (a)(b)	2,350	63,191
Gran Tierra Energy, Inc. (a)(b)	15,967	113,366
Range Resources Corp. (b)	920	71,438
Repsol SA (b)(e)	1,042	27,269
SandRidge Energy, Inc. (a)(b)	8,149	45,553
Stone Energy Corp. (a)(b)	2,576	85,214
		406,031
Other Information Services - 0.73%
Liberty Global PLC (a)(e)	8,600	700,470
Paper Manufacturing - 1.45%
Clearwater Paper Corp. (a)(b)	6,400	338,880
Domtar Corp. (b)	821	70,204
Graphic Packaging Holding Co. (a)(b)	93,000	835,140
Rock Tenn Co.	1,550	146,351
		1,390,575
Personal and Laundry Services - 0.22%
Weight Watchers International, Inc.	6,479	209,984
Petroleum and Coal Products Manufacturing - 0.88%
Chevron Corp. (b)	3,168	387,890
ConocoPhillips (b)	2,903	211,338
Exxon Mobil Corp.	2,660	248,657
		847,885
Plastics and Rubber Products Manufacturing - 0.60%
Berry Plastics Group, Inc. (a)(b)	21,618	463,706
The Goodyear Tire & Rubber Co. (b)	4,837	107,672
		571,378
Primary Metal Manufacturing - 0.18%
AK Steel Holding Corp. (a)(b)	12,385	70,099
Allegheny Technologies, Inc.	3,150	104,643
		174,742
Printing and Related Support Activities - 0.07%
RR Donnelley & Sons Co. (b)	3,820	70,670
Professional, Scientific, and Technical Services - 0.46%
CACI International, Inc. (a)(b)	596	42,775
Monster Worldwide, Inc. (a)	9,300	52,359
VeriSign, Inc. (a)(b)	6,100	346,846
		441,980
Publishing Industries (except Internet) - 1.38%
Microsoft Corp. (b)	10,912	416,075
News Corp. (a)(b)	38,100	684,276
Oracle Corp. (b)	5,755	203,094
Symantec Corp. (b)	986	22,175
		1,325,620

Rail Transportation - 0.24%
Norfolk Southern Corp. (b)	2,617	229,485
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.55%
Apollo Global Management LLC (b)	3,618	109,227
Blackstone Group LP (b)	3,620	103,460
Eaton Vance Corp. (b)	5,008	209,385
KKR & Co. LP (b)	4,277	101,493
		523,565
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.03%
Barnes & Noble, Inc. (a)(b)	1,489	24,985
Support Activities for Mining - 0.12%
Vantage Drilling Co. (a)(b)(e)	62,275	116,454
Telecommunications - 0.29%
AT&T, Inc. (b)	5,873	206,789
Verizon Communications, Inc. (b)	1,423	70,609
		277,398
Transportation Equipment Manufacturing - 1.54%
Ford Motor Co. (b)	4,592	78,431
General Motors Co. (a)(b)	1,700	65,841
Lear Corp. (b)	825	68,401
Lockheed Martin Corp. (b)	1,591	225,397
Magna International, Inc. (b)(e)	1,159	94,273
Polaris Industries, Inc. (b)	1,548	206,612
Tenneco, Inc. (a)(b)	1,337	76,744
Titan International, Inc.	8,770	151,283
Tower International, Inc. (a)(b)	6,364	136,762
TRW Automotive Holdings Corp. (a)(b)	853	66,193
United Technologies Corp. (b)	1,875	207,862
WABCO Holdings, Inc. (a)	1,187	105,168
		1,482,967
Utilities - 1.14%
Dominion Resources, Inc. (b)	3,426	222,382
Entergy Corp. (b)	3,165	195,882
EQT Corp. (b)	943	80,259
National Fuel Gas Co. (b)	3,021	203,857
Northeast Utilities (b)	4,883	200,593
The Southern Co. (b)	4,818	195,755
		1,098,728
Waste Management and Remediation Services - 0.23%
Waste Management, Inc. (b)	4,892	223,467
Wholesale Electronic Markets and Agents and Brokers - 0.21%
Genuine Parts Co. (b)	2,460	203,786
TOTAL COMMON STOCKS (Cost $34,470,967)		38,497,181

	Principal
	Amount
CONVERTIBLE BONDS - 5.08%
Administrative and Support Services - 0.69%
CBIZ, Inc.
4.875%, 10/01/2015 (b)(c)	$500,000	662,188
Beverage and Tobacco Product Manufacturing - 0.39%
Vector Group Ltd.

15.148%, 11/15/2014 (b)(d)	300,000	378,000
Chemical Manufacturing - 0.37%
PDL BioPharma, Inc.
2.875%, 02/15/2015 (b)	200,000	352,250
Credit Intermediation and Related Activities - 0.64%
Encore Capital Group, Inc.
3.000%, 07/01/2020 (c)	500,000	610,312
Funds, Trusts, and Other Financial Vehicles - 0.24%
IAS Operating Partnership LP
5.000%, 03/15/2018 (c)	250,000	232,344
Health and Personal Care Stores - 0.76%
Omnicare, Inc.
3.750%, 04/01/2042 (b)	500,000	726,562
Management of Companies and Enterprises - 0.71%
Leucadia National Corp.
3.750%, 04/15/2014	500,000	681,875
Miscellaneous Manufacturing - 0.63%
Callaway Golf Co.
3.750%, 08/15/2019	500,000	606,563
Nonmetallic Mineral Product Manufacturing - 0.65%
Cemex SAB de CV
3.250%, 03/15/2016 (e)	500,000	627,500
TOTAL CONVERTIBLE BONDS (Cost $4,043,270)		4,877,594

CORPORATE BONDS - 7.58%
Ambulatory Health Care Services - 1.12%
Prospect Medical Holdings, Inc.
8.375%, 05/01/2019 (c)	1,000,000	1,080,000
Broadcasting (except Internet) - 0.54%
LBI Media, Inc.
10.000%, 04/15/2019 (c)	500,000	517,500
Clothing and Clothing Accessories Stores - 1.04%
Burlington Holdings LLC
9.000%, 02/15/2018 (c)(d)	963,000	996,705
Computer and Electronic Product Manufacturing - 1.00%
Goodman Networks, Inc.
13.125%, 07/01/2018 (c)	910,000	964,600
Food and Beverage Stores - 0.53%
Safeway, Inc.
4.750%, 12/01/2021	500,000	509,122
Funds, Trusts, and Other Financial Vehicles - 0.55%
Prospect Capital Corp.
5.375%, 10/15/2017 (b)	500,000	528,196
Oil and Gas Extraction - 1.12%
Ocean Rig UDW, Inc.
9.500%, 04/27/2016 (e)	1,000,000	1,072,500
Specialty Trade Contractors - 0.55%
HD Supply, Inc.
7.500%, 07/15/2020	500,000	532,500
Telecommunications - 1.13%
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 (e)	1,000,000	1,086,250
TOTAL CORPORATE BONDS (Cost $7,143,849)		7,287,373

	Shares
EXCHANGE TRADED FUNDS - 10.58%
Funds, Trusts, and Other Financial Vehicles - 10.58%
Industrial Select Sector SPDR Fund	5,200	262,080
iShares 1-3 Year Credit Bond Fund (b)	18,123	1,912,701
iShares Floating Rate Bond Fund (b)	45,175	2,287,210
iShares iBoxx $ High Yield Corporate Bond Fund (b)	6,117	571,450
iShares Intermediate Credit Bond Fund (b)	7,008	760,718
iShares MBS Fund (b)	12,455	1,316,743
iShares MSCI Mexico Capped Fund	11,420	767,652
Market Vectors Gold Miners Fund (b)	8,487	189,090
Market Vectors Junior Gold Miners Fund (b)	2,011	65,358
PowerShares Senior Loan Portfolio (b)	23,119	573,814
Putnam Premier Income Trust	63,039	341,041
SPDR S&P 500 ETF Trust (b)	3,362	608,522
Technology Select Sector SPDR Fund (b)	14,807	513,655
TOTAL EXCHANGE TRADED FUNDS (Cost $9,992,638)		10,170,034

REAL ESTATE INVESTMENT TRUSTS - 1.40%
Credit Intermediation and Related Activities - 0.72%
Starwood Property Trust, Inc. (b)	24,950	695,356
Funds, Trusts, and Other Financial Vehicles - 0.27%
American Capital Agency Corp. (b)	6,326	128,924
Anworth Mortgage Asset Corp. (b)	12,996	57,832
Apollo Residential Mortgage, Inc.	4,600	69,552
		256,308
Real Estate - 0.34%
American Realty Capital Properties, Inc. (b)	24,900	326,439
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.07%
American Capital Mortgage Investment Corp. (b)	3,712	70,120
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,344,143)		1,348,223

	Contracts
PURCHASED OPTIONS - 0.71%
Call Options - 0.38%
10-Year U.S. Treasury Note
Expiration: December 2013, Exercise Price $125.50	13	9,184
S&P 500 Index
Expiration: December 2013, Exercise Price $1,770.00	10	45,100
Expiration: December 2013, Exercise Price $1,950.00	10	200
Expiration: December 2013, Exercise Price $1,780.00	10	42,300
Expiration: January 2014, Exercise Price $1,900.00	10	2,500
	Notional
	Amount
Euro / Swiss Franc
Expiration: October 2014, Exercise Price $1.25 (e)	$6,100,000	94,077
Euro / U.S. Dollar
Expiration: December 2013, Exercise Price $1.34 (e)	6,000,000	118,486
U.S. Dollar / Japanese Yen
Expiration: December 2013, Exercise Price $101.25	1,425,000	2,565

Expiration: February 2014, Exercise Price $103.00	2,850,000	47,649
TOTAL CALL OPTIONS		362,061
	Contracts
Put Options - 0.33%
S&P 500 Index
Expiration: December 2013, Exercise Price $1,680.00	50	17,625
Expiration: January 2014, Exercise Price $1,680.00	10	5,500
SPDR S&P 500 ETF Trust
Expiration: February 2014, Exercise Price $170.00	100	15,400
Expiration: December 2014, Exercise Price $140.00	400	112,800
	Notional
	Amount
Euro / British Pound
Expiration: February 2014, Exercise Price $0.83 (e)	$6,000,000	83,045
U.S. Dollar / Mexican Peso
Expiration: December 2013, Exercise Price $12.85	3,050,000	3,306
U.S. Dollar / South African Rand
Expiration: December 2013, Exercise Price $10.30	1,800,000	26,503
U.S. Dollar / Turkish Lira
Expiration: December 2013, Exercise Price $2.04	6,000,000	55,050
TOTAL PUT OPTIONS		319,229
TOTAL PURCHASED OPTIONS (Cost $891,845)		681,290

	Shares
RIGHTS - 0.03%
Chemical Manufacturing - 0.03%
Sanofi
Experation: 12/31/2020 (a)(b)(e)	50,966	30,580
TOTAL RIGHTS (Cost $89,647)		30,580

MUTUAL FUNDS - 8.45%
Funds, Trusts, and Other Financial Vehicles - 8.45%
American Capital Ltd. (b)	9,519	145,641
Invesco Municipal Opportunity Trust	28,360	321,886
Morgan Stanley Emerging Markets Debt Fund, Inc.	33,167	325,037
Nuveen Select Quality Municipal Fund	26,250	319,987
Pimco Dynamic Credit Income Fund	14,958	331,768
Pimco Dynamic Income Fund	11,574	334,604
Putnam Municipal Opportunities Trust	30,580	328,429
Stone Ridge High Yield Reinsurance Risk Premium Fund	193,061	2,025,212
Stone Ridge Reinsurance Risk Premium Fund	317,853	3,315,207
Wells Fargo Advantage Income Opportunities Fund	37,274	334,721
Western Asset High Income Opportunity Fund, Inc.	56,557	339,342
TOTAL MUTUAL FUNDS (Cost $7,930,996)		8,121,834

SHORT-TERM INVESTMENTS - 28.12%
Money Market Funds - 28.12%
Fidelity Institutional Money Market Portfolio, 0.045% (b)(d)	13,518,356	13,518,356
STIT - Liquid Assets Portfolio, 0.065% (b)(d)	13,496,156	13,496,156
TOTAL SHORT-TERM INVESTMENTS (Cost $27,014,512)		27,014,512

Total Investments (Cost $92,921,867) - 102.02%		98,028,621

Liabilities in Excess of Other Assets - (2.02)%		(1,945,159)
TOTAL NET ASSETS - 100.00%		$96,083,462

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
All or a portion of this security is pledged as collateral for written options and securities sold short.  The aggregate value of these securities as of November 30, 2013 was $25,657,897.  See Note 2 in the accompanying footnotes.

(c)	Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities at November 30, 2013 was $5,063,649 which represented 5.27% of net assets.
(d)	Variable rate security. The rate shown is as of November 30, 2013.
(e)	Foreign issued Security.

Collins Alternative Solutions Fund
Schedule of Options Written
November 30, 2013 (Unaudited)

	Contracts	Value
CALL OPTIONS
NutriSystem, Inc.
Expiration: December 2013, Exercise Price $0.16	1	$370
Expiration: December 2013, Exercise Price $0.18	71	12,602
Expiration: December 2013, Exercise Price $0.19	335	32,663
Expiration: December 2013, Exercise Price $0.20	308	15,400
Expiration: December 2013, Exercise Price $0.21	145	2,175
S&P 500 Index
Expiration: December 2013, Exercise Price $17.60	5	26,420
Expiration: December 2013, Exercise Price $17.50	10	61,100
Expiration: December 2013, Exercise Price $16.70	10	136,550
Expiration: December 2013, Exercise Price $18.00	10	27,100
Expiration: January 2014, Exercise Price $17.80	10	45,900
Expiration: December 2014, Exercise Price $16.50	9	180,495
Expiration: December 2014, Exercise Price $18.00	24	254,400
ValueVision Media, Inc.
Expiration: December 2013, Exercise Price $0.05	15	1,350
Expiration: January 2014, Exercise Price $0.05	25	2,438
Vivus, Inc.
Expiration: December 2013, Exercise Price $0.10	53	2,491
		801,454

	Notional
	Amount
Australian Dollar / U.S. Dollar
Expiration: December 2013, Exercise Price $0.01(a)	1,800,000	53
Euro / British Pound
Expiration: February 2014, Exercise Price $0.01(a)	3,000,000	14,353
Euro / Swedish Krona
Expiration: December 2013, Exercise Price $0.09(a)	1,200,000	7,013
Euro / U.S. Dollar
Expiration: January 2014, Exercise Price $0.01(a)	1,800,000	17,791
U.S. Dollar / Brazil Real
Expiration: December 2013, Exercise Price $0.02	2,750,000	8,401
U.S. Dollar / Indian Rupee
Expiration: December 2013, Exercise Price $0.64	1,800,000	722
Expiration: December 2013, Exercise Price $0.71	2,275,000	-
U.S. Dollar / Japanese Yen
Expiration: December 2013, Exercise Price $1.02	6,000,000	25,014
U.S. Dollar / Mexican Peso
Expiration: December 2013, Exercise Price $0.13	1,800,000	5,342
U.S. Dollar / Russian Ruble
Expiration: December 2013, Exercise Price $0.34	1,200,000	5,425
U.S. Dollar / South African Rand
Expiration: December 2013, Exercise Price $0.11	1,800,000	3,430
U.S. Dollar / Turkish Lira

Expiration: December 2013, Exercise Price $0.02	6,000,000	6,492
		94,036
TOTAL CALL OPTIONS		895,490

	Contracts
PUT OPTIONS
10-Year U.S. Treasury Note
Expiration: December 2013, Exercise Price $1.24	27	6,238
S&P 500 Index
Expiration: December 2013, Exercise Price $18.00	10	16,400
Expiration: January 2014, Exercise Price $17.80	10	22,300
SPDR S&P 500 ETF Trust
Expiration: February 2014, Exercise Price $1.56	100	4,300
		49,238

	Notional
	Amount
Euro / British Pound
Expiration: February 2014, Exercise Price $0.01(a)	9,000,000	35,783
Euro / Swiss Franc
Expiration: October 2014, Exercise Price $0.01(a)	6,100,000	66,069
U.S. Dollar / Japanese Yen
Expiration: February 2014, Exercise Price $1.00	2,850,000	29,478
U.S. Dollar / Malaysian Ringget
Expiration: December 2013, Exercise Price $0.03	3,000,000	1,719
U.S. Dollar / South African Rand
Expiration: December 2013, Exercise Price $0.10	1,650,000	2,063
U.S. Dollar / South Korean Won
Expiration: December 2013, Exercise Price $10.62	2,400,000	15,720
U.S. Dollar / Turkish Lira
Expiration: December 2013, Exercise Price $0.02	3,000,000	1,716
		152,548
TOTAL PUT OPTIONS		201,786
TOTAL OPTIONS WRITTEN (Premiums Received $829,686)		$1,097,276

Collins Alternative Solutions Fund
Schedule of Securities Sold Short
November 30, 2013 (Unaudited)

	Shares	Value
ACCO Brands Corp.	25,400	$152,908
Acuity Brands, Inc.	1,137	116,577
Amazon.com, Inc.	685	269,630
Amedisys, Inc.	8,501	138,396
AO Smith Corp.	2,653	143,660
Applied Industrial Technologies, Inc.	1,933	93,519
AvalonBay Communities, Inc.	1,500	177,840
Beam, Inc.	1,525	102,983
Best Buy Co., Inc.	4,300	174,365
Black Diamond, Inc.	5,857	78,191
Blackbaud, Inc.	2,985	107,967
Cabela's, Inc.	1,063	65,109
Callaway Golf Co.	50,034	405,275
CarMax, Inc.	1,750	88,112
Caseys General Stores, Inc.	1,936	144,077
CBIZ, Inc.	50,600	453,376
Cemex SAB de CV	34,900	381,457
Chipotle Mexican Grill, Inc.	370	193,828
CLARCOR, Inc.	1,822	110,286
Concur Technologies, Inc.	1,100	106,799
Consumer Staples Select Sector SPDR Fund (1)	20,728	891,511
Core Laboratories NV	875	159,373
CR Bard, Inc.	550	76,384
Credit Acceptance Corp.	1,190	153,688
Cree, Inc.	1,264	70,531
Delta Air Lines, Inc.	3,250	94,185
EastGroup Properties, Inc.	1,811	109,728
Encore Capital Group, Inc.	7,172	342,033
Equinix, Inc.	883	141,898
Equity One, Inc.	3,176	71,142
Facebook, Inc.	3,547	166,744
Financial Engines, Inc.	1,312	88,888
FMC Corp.	1,460	106,376
Genomic Health, Inc.	4,330	152,329
Graco, Inc.	1,568	121,097
Green Mountain Coffee Roasters, Inc.	1,500	101,070
Harley-Davidson, Inc.	2,994	200,658
Hospira, Inc.	1,790	70,365
Infoblox, Inc.	4,300	136,654
Intelsat SA	7,500	162,225
International Speedway Corp.	3,082	105,805
iShares 20+ Year Treasury Bond Fund (1)	11,446	1,195,535
iShares Russell 2000 Fund (1)	24,479	2,778,611
iShares U.S. Real Estate Fund (1)	7,900	498,490
j2 Global, Inc.	3,200	153,504
Kellogg Co.	1,593	96,600

Lennox International, Inc.	2,800	230,720
Leucadia National Corp.	16,070	460,566
Lululemon Athletica, Inc.	1,800	125,496
Manhattan Associates, Inc.	1,300	156,338
Marketo, Inc.	3,340	97,194
National Retail Properties, Inc.	4,500	142,875
Neogen Corp.	2,856	145,285
Nordson Corp.	883	63,682
NTELOS Holdings Corp.	6,720	143,875
Omnicare, Inc.	11,100	635,808
Owens-Illinois, Inc.	4,500	148,500
PDL BioPharma, Inc.	34,200	334,134
PetMed Express, Inc.	10,237	161,540
Post Holdings, Inc.	3,500	177,275
Post Properties, Inc.	1,767	75,734
Public Storage	631	96,354
Rackspace Hosting, Inc.	1,877	71,720
RealPage, Inc.	5,880	131,771
Red Robin Gourmet Burgers, Inc.	2,402	191,463
Realty Income Corp.	3,700	141,007
Regency Centers Corp.	1,376	64,452
ResMed, Inc.	1,875	91,519
Salesforce.com, Inc.	2,100	109,389
Shutterfly, Inc.	1,920	90,682
Skechers U.S.A., Inc.	3,815	128,260
Southwest Airlines Co.	4,900	91,091
SPDR Barclays High Yield Bond Fund ETF (1)	28,208	1,149,476
SPDR S&P Retail ETF (1)	5,850	517,491
SPS Commerce, Inc.	1,688	111,020
Suburban Propane Partners LP	3,290	150,978
Sysco Corp.	4,480	150,662
Tennant Co.	200	13,052
Texas Industries, Inc.	1,581	91,888
The Boston Beer Co., Inc.	753	184,334
The Buckle, Inc.	2,900	153,874
The Dun & Bradstreet Corp.	1,350	157,747
The Toro Co.	2,086	128,727
Tiffany & Co.	1,380	123,013
Trimas Corp.	2,765	101,144
TripAdvisor, Inc.	1,430	126,298
Tyler Technologies, Inc.	1,400	143,654
United Continental Holdings, Inc.	2,350	92,237
US Airways Group, Inc.	18,000	422,640
Vail Resorts, Inc.	1,261	95,571
Vector Group Ltd.	14,549	238,313
Vitacost.com, Inc.	490	2,813
Walgreen Co.	3,025	179,080
Weight Watchers International, Inc.	4,500	145,845
World Fuel Services Corp.	3,900	149,760
Wynn Resorts Ltd.	800	132,696
Zillow, Inc.	1,990	156,454
Total Securities Sold Short (Proceeds $19,674,064)		$20,975,276

(1)	Exchange-traded fund.

Collins Alternative Solutions Fund
Schedule of Open Futures Contracts
November 30, 2013 (Unaudited)

Description	Number of Contracts Sold	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
90 Day Euro	15	3,696,338	Dec-15	$(20,850)
90 Day Euro	19	4,691,542	Mar-16	(5,733)
BIST 30 Index	233	1,097,826	Dec-13	22,656
Euro-Bund	7	1,285,428	Dec-13	(34,242)
Mini MSCI Emerging Market	6	296,130	Dec-13	(8,040)
S&P 500 E-mini	4	355,752	Dec-13	(5,068)
SGX CNX Nifty	75	922,716	Dec-13	(11,484)
U.S. 10YR Note	31	3,887,964	Mar-14	1,339
Total Futures Contracts Sold		$16,233,696		$(61,422)

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation
Nikkei 225	4	295,386	Dec-13	$18,814
Nikkei 225	5	744,741	Dec-13	41,284
WIG 20 Index	96	757,994	Dec-13	44,919
Total Futures Contracts Purchase		$1,798,121		$105,017

Collins Alternative Solutions Fund
Schedule of Open Forward Currency Contracts
November 30, 2013 (Unaudited)

Forward							Unrealized
Expiration	Notional		Currency to be	U.S. $ Value at	Currency to be	U.S. $ Value at	Appreciation
Date	Amount		received	November 30, 2013	delivered	November 30, 2013	(Depreciation)
2/24/2014	72,481,600	(a)	Algerian Dinar	$892,736	U.S. Dollar	$890,000	$2,736
12/19/2013	600,000	(a)	Australian Dollar	545,432	Japanese Yen	543,764	1,668
12/18/2013	470,000	(a)	Australian Dollar	427,284	Japanese Yen	417,983	9,301
12/18/2013	6,270,000	(a)	Australian Dollar	5,700,146	U.S. Dollar	5,826,561	(126,415)
12/18/2013	3,519,040	(a)	Brazilian Real	1,500,340	U.S. Dollar	1,600,000	(99,660)
12/18/2013	4,389,000	(a)	British Pound	7,180,754	U.S. Dollar	7,100,838	79,916
1/15/2014	3,704,610	(a)	Chinese Yuan	607,091	U.S. Dollar	590,000	17,091
12/18/2013	2,426,240,000	(a)	Colombian Peso	1,253,515	U.S. Dollar	1,280,000	(26,485)
12/18/2013	59,834,786	(a)	Czech Koruna	2,970,622	U.S. Dollar	3,035,845	(65,223)
12/18/2013	363,227,334	(a)	Czech Koruna	18,033,175	Euro	18,281,311	(248,136)
12/18/2013	349,557,306	(a)	Euro	17,596,476	Czech Koruna	17,354,498	241,978
12/18/2013	610,000	(a)	Euro	828,869	Japanese Yen	797,910	30,959
12/18/2013	18,620,000	(a)	Euro	25,300,879	U.S. Dollar	25,156,004	144,875
12/18/2013	2,255,457	(a)	Euro	2,486,606	Swiss Franc	2,488,855	(2,249)
12/18/2013	540,000	(a)	Euro	733,753	British Pound	738,029	(4,276)
12/18/2013	212,302,860	(a)	Hungarian Forint	955,829	U.S. Dollar	962,500	(6,671)
12/18/2013	48,003,375	(a)	Indian Rupee	764,586	U.S. Dollar	750,000	14,586
12/4/2013	6,740,500,000	(a)	Indonesian Rupiah	563,941	U.S. Dollar	610,000	(46,059)
1/16/2014	6,561,500,000	(a)	Indonesian Rupiah	547,202	U.S. Dollar	550,000	(2,798)
12/18/2013	1,410,000	(a)	Israeli Shekel	1,919,592	Euro	1,915,910	3,682
12/18/2013	961,335	(a)	Israeli Shekel	272,849	U.S. Dollar	270,000	2,849
12/18/2013	2,539,202,571	(a)	Japanese Yen	24,790,290	U.S. Dollar	25,693,324	(903,034)
12/3/2013	612,000,000	(a)	Japanese Yen	5,974,051	U.S. Dollar	6,000,000	(25,949)
12/18/2013	1,110,000	(a)	Japanese Yen	1,008,624	Australian Dollar	1,009,117	(493)
1/16/2014	5,742,270	(a)	Malaysian Ringgit	1,776,176	U.S. Dollar	1,800,000	(23,824)
12/18/2013	1,922,400	(a)	Malaysian Ringgit	595,745	U.S. Dollar	600,000	(4,255)
12/18/2013	164,738,593	(a)	Mexican Peso	12,536,837	U.S. Dollar	12,640,818	(103,981)
12/18/2013	455,000	(a)	Mexican Peso	621,101	Euro	618,255	2,846
1/15/2014	16,785,500	(a)	New Taiwan Dollar	568,255	U.S. Dollar	590,000	(21,745)
1/31/2014	149,037,766	(a)	Nigerian Naira	926,650	U.S. Dollar	913,228	13,422
1/14/2014	42,831,018	(a)	Nigerian Naira	267,518	U.S. Dollar	265,487	2,031
12/18/2013	40,219,721	(a)	Norwegian Krone	6,559,736	U.S. Dollar	6,717,200	(157,464)
2/21/2014	3,395,400	(a)	Peruvian Noevo Sol	1,199,788	U.S. Dollar	1,200,000	(212)
12/18/2013	12,564,106	(a)	Polish Zloty	4,056,793	U.S. Dollar	4,045,000	11,793
12/19/2013	2,003,858	(a)	Polish Zloty	646,979	U.S. Dollar	629,800	17,179
12/18/2013	103,645,496	(a)	Russian Ruble	3,114,253	U.S. Dollar	3,180,000	(65,747)
12/18/2013	11,786,472	(a)	Singapore Dollar	9,392,830	U.S. Dollar	9,400,000	(7,170)
12/18/2013	17,561,467	(a)	South African Rand	1,718,532	U.S. Dollar	1,729,000	(10,468)
12/12/2013	1,279,320,000	(a)	South Korean Won	1,207,776	U.S. Dollar	1,200,000	7,776
12/4/2013	651,480,000	(a)	South Korean Won	615,387	U.S. Dollar	610,000	5,387
12/2/2013	648,430,000	(a)	South Korean Won	612,588	U.S. Dollar	610,000	2,588
12/18/2013	642,300,000	(a)	South Korean Won	606,125	U.S. Dollar	600,000	6,125
12/18/2013	1,930,778	(a)	Swedish Krona	294,227	U.S. Dollar	305,000	(10,773)
12/18/2013	300,000	(a)	Swedish Krona	407,987	Euro	407,640	347
12/18/2013	5,886,097	(a)	Swiss Franc	6,495,200	U.S. Dollar	6,500,000	(4,800)
12/18/2013	6,728,718	(a)	Swiss Franc	7,425,016	Euro	7,419,055	5,961
12/18/2013	58,766,246	(a)	Thai Baht	1,828,448	U.S. Dollar	1,850,800	(22,352)
12/18/2013	3,841,216	(a)	Turkish Lira	1,893,809	U.S. Dollar	1,880,000	13,809
12/18/2013	7,709,700	(a)	U.S. Dollar	7,121,512	Australian Dollar	7,008,998	112,514
12/18/2013	5,497,756	(a)	U.S. Dollar	2,410,000	Brazilian Real	2,343,963	66,037
12/3/2013	4,040,950	(a)	U.S. Dollar	1,750,000	Brazilian Real	1,729,145	20,855
12/20/2013	1,028,700	(a)	U.S. Dollar	450,000	Brazilian Real	438,383	11,617
12/18/2013	5,223,750	(a)	U.S. Dollar	8,403,949	British Pound	8,546,471	(142,522)
1/15/2014	3,916,230	(a)	U.S. Dollar	620,000	Chinese Yuan	641,770	(21,770)
12/18/2013	75,087,921	(a)	U.S. Dollar	3,848,136	Czech Koruna	3,727,896	120,240
1/15/2014	3,040,000	(a)	U.S. Dollar	380,000	Egyptian Pound	436,451	(56,451)
7/8/2014	1,701,000	(a)	U.S. Dollar	189,000	Egyptian Pound	228,211	(39,211)

1/13/2014	1,020,600	(a)	U.S. Dollar	126,000	Egyptian Pound	146,619	(20,619)
12/18/2013	24,802,000	(a)	U.S. Dollar	33,535,477	Euro	33,700,988	(165,511)
12/18/2013	982,226,293	(a)	U.S. Dollar	4,472,500	Hungarian Forint	4,422,174	50,326
1/16/2014	11,116,800,000	(a)	U.S. Dollar	960,000	Indonesian Rupiah	927,095	32,905
12/4/2013	6,462,500,000	(a)	U.S. Dollar	550,000	Indonesian Rupiah	540,682	9,318
12/18/2013	7,401,601	(a)	U.S. Dollar	2,091,500	Israeli Shekel	2,100,743	(9,243)
12/18/2013	2,876,856,506	(a)	U.S. Dollar	29,170,000	Japanese Yen	28,086,813	1,083,187
12/18/2013	139,815,605	(a)	U.S. Dollar	10,706,536	Mexian Peso	10,640,163	66,373
1/15/2014	18,128,927	(a)	U.S. Dollar	620,000	New Taiwan Dollar	613,736	6,264
12/18/2013	1,063,000	(a)	U.S. Dollar	869,344	New Zealand Dollar	863,644	5,700
12/18/2013	34,432,425	(a)	U.S. Dollar	5,693,360	Norwegian Krone	5,615,842	77,518
12/18/2013	2,954,138	(a)	U.S. Dollar	940,000	Polish Zloty	953,854	(13,854)
12/18/2013	59,372,100	(a)	U.S. Dollar	1,800,000	Russian Ruble	1,783,963	16,037
12/12/2013	39,276,000	(a)	U.S. Dollar	1,200,000	Russian Ruble	1,181,788	18,212
12/18/2013	5,922,315	(a)	U.S. Dollar	4,770,000	Singapore Dollar	4,719,589	50,411
12/18/2013	45,612,212	(a)	U.S. Dollar	4,497,300	South African Rand	4,463,525	33,775
12/2/2013	648,430,000	(a)	U.S. Dollar	610,517	South Korean Won	612,588	(2,071)
12/18/2013	3,760,000	(a)	U.S. Dollar	571,872	Swedish Krona	572,979	(1,107)
12/18/2013	5,220,933	(a)	U.S. Dollar	5,704,000	Swiss Franc	5,761,204	(57,204)
12/18/2013	67,668,355	(a)	U.S. Dollar	2,095,000	Thai Baht	2,105,428	(10,428)
12/18/2013	19,000,528	(a)	U.S. Dollar	9,275,600	Turkish Lira	9,367,702	(92,102)
							$(202,138)
(a) Citigroup Global Markets, Inc. is the counterparty for these open forward currency contract held by the fund as of November 30, 2013.

Collins Alternative Solutions Fund
Schedule of Interest Rate Swaps
November 30, 2013 (Unaudited)

Counterparty	Reference Entity	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Citibank N.A.	Mexican Peso (MXN)	Receive	6.535%	1/10/2024	7,305,600	$(11,596)
Citibank N.A.	Mexican Peso (MXN)	Receive	6.630%	12/15/2023	7,826,000	(6,038)
Citibank N.A.	Mexican Peso (MXN)	Receive	6.630%	12/18/2023	7,826,000	(6,136)
Citibank N.A.	New Zealand Dollar (NZD)	Receive	3.950%	10/3/2015	17,290,000	(20,005)
Citibank N.A.	South African Rand (ZAR)	Receive	6.500%	9/23/2015	50,760,000	(2,038)
Citibank N.A.	South African Rand (ZAR)	Receive	6.270%	11/12/2014	232,320	17
Citibank N.A.	Brazilian Real (BRL)	Receive	9.965%	7/1/2014	28,987,005	(20,471)
Citibank N.A.	Brazilian Real (BRL)	Receive	8.200%	7/1/2014	5,916,921	(29,192)
Citibank N.A.	Brazilian Real (BRL)	Receive	8.155%	7/1/2014	6,191,877	(31,157)
Citibank N.A.	Brazilian Real (BRL)	Receive	9.070%	1/2/2014	5,322,745	(1,349)
						$(127,965)

Collins Alternative Solutions Fund
Consolidated Schedule of Total Return Swaps
November 30, 2013 (Unaudited)

		Pay/Receive				Unrealized
		Total Return on	Financing	Market	Number of	Appreciation/
	Reference Entity (a)	Reference Entity	Rate	Value	Shares/Units	(Depreciation)
	MSCI Daily Total Return Net Emerging Market Index	Pay	0.739%	$ 1,152	742	$1,152
	Total Net Total Return Swaps					$1,152

The cost basis of investments for federal income tax purposes at November 30, 2013.
was as follows*:

Cost of investments	$92,921,867
Gross unrealized appreciation on futures	129,012
Gross unrealized appreciation on forwards	2,705,113
Gross unrealized appreciation on swaps	1,169
Gross unrealized appreciation on investments	6,632,575
Gross unrealized appreciation on short positions	431,230
Gross unrealized appreciation on options	354,675
Gross unrealized depreciation on futures	(85,417)
Gross unrealized depreciation on forwards	(2,907,251)
Gross unrealized depreciation on swaps	(127,982)
Gross unrealized depreciation on investments	(1,315,266)
Gross unrealized depreciation on short positions	(1,732,442)
Gross unrealized depreciation on options	(832,820)
Net unrealized appreciation	$3,252,596

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.
The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Collins Alternative Solutions Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation through absolute returns while maintaining a low correlation over time with major equity and bond markets. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.
The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on April 30, 2012.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When a security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities including common stocks, convertible preferred stocks, exchange traded funds and rights, listed on the NASDAQ Stock
Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day and will generally be classified as Level 2. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service
(“Pricing Service”). If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. The Funds’ Pricing Services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value and generally will be classified as
Level 2. Fixed income securities including corporate bonds, convertible bonds and bank loans are normally valued on the basis of quotes obtained from brokers and dealers or a Pricing Service. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Short-term debt securities such as commercial paper, bankers acceptances and
U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S.
options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and will generally be classified as Level 2. Futures contracts are valued at the last sale price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange of board of trade.

Over-the-counter financial derivative instruments, such as foreign currency contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or a Pricing Service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Forward currency contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of the entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statement of
Assets and Liabilities.

Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs. In the event the Adviser determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value procedures.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value
(“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820
(“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2013:

	Level 1	Level 2	Level 3(3)	Total
Assets(1):
Common Stocks1	$38,497,181	$-	$-	$38,497,181
Convertible Bonds1	-	4,877,594	-	4,877,594
Corporate Bonds1	-	7,287,373	-	7,287,373
Exchange-Traded Funds	10,170,034	-	-	10,170,034
Mutual Funds	8,121,834	-	-	8,121,834
Purchased Options	661,100	20,190	-	681,290
Real Estate Investment Trusts	1,348,223	-	-	1,348,223
Rights	30,580	-	-	30,580
Short-Term Investments	27,014,512	-	-	27,014,512
Total Assets	$85,843,464	$12,185,157	$-	$98,028,621

Liabilities:
Securities Sold Short	$20,975,276	$-	$-	$20,975,276
Written Options	732,158	365,118	-	1,097,276
Total Liabilities	$21,707,434	$365,118	$-	$22,072,552

Other Financial Instruments(2)	$(83,218)	$(202,138)	$-	$(285,356)

(1) See the Schedule of Investments for industry classifications
(2) Other financial instruments are futures contracts, swap contracts and forward contracts not reflected in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3) The Fund measures Level 3 activity as of the beginning and end of each financial reporting period. For the period ended November 30, 2013, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

The Fund did not invest in any Level 3 securities during the period ended November 30, 2013. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contacts and futures contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2013 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$250,609	Written options, at value	$850,692
Foreign Exchange Contracts - Options	Investments, at value	430,681	Written options, at value	246,584
Interest Rate Contracts - Futures	Net assets- Unrealized appreciation*	1,339	Net assets- Unrealized depreciation*	60,825
Equity Contracts - Futures	Net assets- Unrealized appreciation*	127,673	Net assets- Unrealized depreciation*	24,592
Foreign Exchange Contracts - Forwards	Unrealized appreciation on forward currency contracts	2,420,194	Unrealized depreciation on forward currency contracts	2,622,332
Interest Rate Contracts - Swaps	Unrealized appreciation on open swap contracts	17	Unrealized depreciation on open swap contracts	127,982
Total Return Contracts - Swaps	Unrealized appreciation on open swap contracts	1,152	Unrealized depreciation on open swap contracts	-

Total		$3,231,665		$3,933,007
*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period March 1, 2013 through November 30, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Interest Rate Contracts	$(47,113)	$10,797	$(39,063)	$(129,430)	$-	$(204,809)
Foreign Exchange Contracts	(579,471)	252,328	-	-	518,149	191,006
Volatility Contracts	-	-	-	(46,342)	-	(46,342)
Commodity Contracts	-	-	(84,273)	-	-	(84,273)
Equity Contracts	(178,110)	(292,989)	(233,853)	-	-	(704,952)
Credit Contracts	-	-	-	(219,126)	-	(219,126)
Total	$(804,694)	$(29,864)	$(357,189)	$(394,898)	$518,149	$(1,068,496)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Interest Rate Contracts	$-	$-	$(72,418)	$(127,880)	$-	$(200,298)
Total Return Contracts	-	-	-	1,152	-	1,152
Foreign Exchange Contracts	(67,588)	47,633	-	-	(142,271)	(162,226)
Volatility Contracts	-	-	-	36,717	-	36,717
Commodity Contracts	-	-	22,521	-	-	22,521
Equity Contracts	(147,782)	(378,694)	107,018	-	-	(419,458)
Credit Contracts	-	-	-	45,505	-	45,505
Total	$(215,370)	$(331,061)	$57,121	$(44,506)	$(142,271)	$(676,087)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
                                                     John Buckel, President

Date    January 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                                       John Buckel, President

Date   January 22, 2014

By (Signature and Title)* /s/ Jennifer Lima
                                                       Jennifer Lima, Treasurer

Date   January 22, 2014

* Print the name and title of each signing officer under his or her signature.